Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary shares		Subscription receivable	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2023		$ 2,400			$ 1,041,855	$ 300,171	$ (214,331)	$ (59,013)	$ 1,071,082
Balance (in Shares) at Jun. 30, 2023	[1]	1,500,000
Issuance of ordinary shares for cash		$ 100			4,999,723				4,999,823
Issuance of ordinary shares for cash (in Shares)	[1]	62,500
Net income (Loss)							(216,833)		(216,833)
Foreign currency translation adjustment								18,178	18,178
Balance at Dec. 31, 2023		$ 2,500			6,041,578	300,171	(431,164)	(40,835)	5,872,250
Balance (in Shares) at Dec. 31, 2023		1,562,500
Balance at Jun. 30, 2024		$ 2,700			14,578,800	570,807	(1,233,509)	(44,800)	$ 13,873,998
Balance (in Shares) at Jun. 30, 2024		1,687,500	[1]						1,687,500	[2]
Issuance of ordinary shares for cash		$ 2,280			5,697,720				$ 5,700,000
Issuance of ordinary shares for cash (in Shares)	[1]	1,425,000
Net income (Loss)							345,861		345,861
Reversal of statutory reserves						(169,512)	169,512
Foreign currency translation adjustment								(48,687)	(48,687)
Balance at Dec. 31, 2024		$ 4,980			$ 20,276,520	$ 401,295	$ (718,136)	$ (93,487)	$ 19,871,172
Balance (in Shares) at Dec. 31, 2024		3,112,500	[1]						3,112,500	[2]

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.
[2]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.